Schedule I: Financial Information of Aetna Inc. (Parent Company Only) (Details) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended									12 Months Ended													12 Months Ended													12 Months Ended				12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2013 Parent Company [Member]		Dec. 31, 2012 Parent Company [Member]		Dec. 31, 2011 Parent Company [Member]		Dec. 31, 2010 Parent Company [Member]	Dec. 31, 2013 Parent Company [Member] Common Stock [Member]	Dec. 31, 2012 Parent Company [Member] Common Stock [Member]	Dec. 31, 2011 Parent Company [Member] Common Stock [Member]	Dec. 31, 2013 Parent Company [Member] Common Stock Including Additional Paid in Capital [Member]	Dec. 31, 2012 Parent Company [Member] Common Stock Including Additional Paid in Capital [Member]	Dec. 31, 2011 Parent Company [Member] Common Stock Including Additional Paid in Capital [Member]	Dec. 31, 2013 Parent Company [Member] Parent [Member]	Dec. 31, 2012 Parent Company [Member] Parent [Member]	Dec. 31, 2011 Parent Company [Member] Parent [Member]	Dec. 31, 2013 Parent Company [Member] Noncontrolling Interest [Member]	Dec. 31, 2012 Parent Company [Member] Noncontrolling Interest [Member]	Dec. 31, 2011 Parent Company [Member] Noncontrolling Interest [Member]	Dec. 31, 2010 Parent Company [Member] Noncontrolling Interest [Member]	Dec. 31, 2013 Parent Company [Member] Stockholders' Equity, Total [Member]	Dec. 31, 2012 Parent Company [Member] Stockholders' Equity, Total [Member]	Dec. 31, 2011 Parent Company [Member] Stockholders' Equity, Total [Member]	Dec. 31, 2010 Parent Company [Member] Stockholders' Equity, Total [Member]	Dec. 31, 2013 Parent Company [Member] Retained Earnings [Member]	Dec. 31, 2012 Parent Company [Member] Retained Earnings [Member]	Dec. 31, 2011 Parent Company [Member] Retained Earnings [Member]	Dec. 31, 2013 Parent Company [Member] Accumulated Other Comprehensive Loss [Member]	Dec. 31, 2012 Parent Company [Member] Accumulated Other Comprehensive Loss [Member]	Dec. 31, 2011 Parent Company [Member] Accumulated Other Comprehensive Loss [Member]	Dec. 31, 2013 Net Unrealized Gains (Losses) Previously Impaired Securities [Member]		Dec. 31, 2012 Net Unrealized Gains (Losses) Previously Impaired Securities [Member]		Dec. 31, 2011 Net Unrealized Gains (Losses) Previously Impaired Securities [Member]		Dec. 31, 2013 Net Unrealized Gains (Losses) Previously Impaired Securities [Member] Parent Company [Member]		Dec. 31, 2012 Net Unrealized Gains (Losses) Previously Impaired Securities [Member] Parent Company [Member]		Dec. 31, 2011 Net Unrealized Gains (Losses) Previously Impaired Securities [Member] Parent Company [Member]		Dec. 31, 2013 Net Unrealized Gains (Losses) All Other Securities [Member]	Dec. 31, 2012 Net Unrealized Gains (Losses) All Other Securities [Member]	Dec. 31, 2011 Net Unrealized Gains (Losses) All Other Securities [Member]	Dec. 31, 2013 Net Unrealized Gains (Losses) All Other Securities [Member] Parent Company [Member]	Dec. 31, 2012 Net Unrealized Gains (Losses) All Other Securities [Member] Parent Company [Member]	Dec. 31, 2011 Net Unrealized Gains (Losses) All Other Securities [Member] Parent Company [Member]	Dec. 31, 2013 Foreign Currency Gain (Loss) [Member]	Dec. 31, 2012 Foreign Currency Gain (Loss) [Member]	Dec. 31, 2011 Foreign Currency Gain (Loss) [Member]	Dec. 31, 2013 Foreign Currency Gain (Loss) [Member] Parent Company [Member]	Dec. 31, 2012 Foreign Currency Gain (Loss) [Member] Parent Company [Member]	Dec. 31, 2011 Foreign Currency Gain (Loss) [Member] Parent Company [Member]	Dec. 31, 2013 Pension and OPEB Plan [Member]	Dec. 31, 2012 Pension and OPEB Plan [Member]	Dec. 31, 2011 Pension and OPEB Plan [Member]	Dec. 31, 2013 Pension and OPEB Plan [Member] Parent Company [Member]	Dec. 31, 2012 Pension and OPEB Plan [Member] Parent Company [Member]	Dec. 31, 2011 Pension and OPEB Plan [Member] Parent Company [Member]
Cash Dividends Paid to Parent Company by Consolidated Subsidiaries										$ 2,500,000,000		$ 1,700,000,000		$ 2,500,000,000
Less: Net (loss) income attributable to non-controlling interests		(100,000)	400,000	(2,800,000)	800,000	500,000	400,000	400,000	600,000	(1,700,000)		1,900,000		1,200,000																		(1,700,000)	1,900,000	1,200,000
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax																																														(72,600,000)	[1]	3,700,000	[1]	3,700,000	[1]							(803,200,000)	468,300,000	518,800,000
Net income including non-controlling interests		368,800,000	519,000,000	533,200,000	490,900,000	190,600,000	499,600,000	458,000,000	511,600,000	1,911,900,000		1,659,800,000		1,986,900,000		1,911,900,000		1,659,800,000		1,986,900,000																1,911,900,000	1,659,800,000	1,986,900,000
Noncontrolling Interest, Period Increase (Decrease)																22,300,000		(2,900,000)		(3,300,000)						(8,700,000)			(8,700,000)			31,000,000	(2,900,000)	(3,300,000)		22,300,000	(2,900,000)	(3,300,000)
Loss on early extinguishment of long-term debt	90,000,000									0		84,900,000		0		0		84,900,000		0
Statements of Income [Abstract]
Net investment income										916,300,000		922,200,000		933,200,000		3,100,000		1,500,000		800,000
Other income										4,550,500,000	[2]	3,853,500,000	[2]	3,716,100,000	[2]	0				200,000
Net realized capital gains (losses)										(8,800,000)		108,700,000		167,900,000		2,800,000		0		400,000
Total revenue		13,182,700,000	13,035,600,000	11,537,400,000	9,538,900,000	9,929,600,000	8,917,300,000	8,835,900,000	8,917,000,000	47,294,600,000		36,599,800,000		33,782,200,000		5,900,000		1,500,000		1,400,000
Operating expenses										8,645,400,000		6,876,400,000		6,804,400,000		142,700,000		136,100,000		157,800,000
Interest expense										333,700,000		268,800,000		246,900,000		312,300,000		268,800,000		246,900,000
Total expenses																455,000,000		489,800,000		404,700,000
Income before income taxes		535,400,000	806,700,000	847,700,000	750,700,000	291,600,000	774,700,000	696,100,000	784,900,000	2,940,500,000		2,547,300,000		3,079,000,000		(449,100,000)		(488,300,000)		(403,300,000)
Income taxes		(166,600,000)	(287,700,000)	(314,500,000)	(259,800,000)	(101,000,000)	(275,100,000)	(238,100,000)	(273,300,000)	(1,028,600,000)		(887,500,000)		(1,092,100,000)		142,300,000		156,100,000		140,100,000
Equity in earnings (losses) of affiliates, net										43,600,000		46,900,000		(1,400,000)		2,220,400,000	[3]	1,990,100,000	[3]	2,248,900,000	[3]
Net income attributable to the parent		368,900,000	518,600,000	536,000,000	490,100,000	190,100,000	499,200,000	457,600,000	511,000,000	1,913,600,000		1,657,900,000		1,985,700,000		1,913,600,000		1,657,900,000		1,985,700,000									1,913,600,000	1,657,900,000	1,985,700,000									1,913,600,000	1,657,900,000	1,985,700,000
Amortization of Acquired Intangible Assets										214,600,000		142,000,000		120,700,000		139,500,000		92,300,000		78,500,000
Current assets: [Abstract]
Cash and cash equivalents		1,412,300,000				2,579,200,000				1,412,300,000		2,579,200,000		679,700,000		187,600,000		2,206,700,000		37,600,000
Investments		2,063,800,000				2,221,900,000				2,063,800,000		2,221,900,000				26,900,000		175,200,000
Other receivables		1,780,800,000				808,000,000				1,780,800,000		808,000,000				62,800,000		11,000,000
Income taxes receivable		69,200,000				139,900,000				69,200,000		139,900,000				29,700,000		64,900,000
Deferred income taxes		521,500,000				426,500,000				521,500,000		426,500,000				45,400,000		43,200,000
Other current assets		1,536,400,000				1,022,800,000				1,536,400,000		1,022,800,000				13,900,000		32,300,000
Total current assets		9,718,900,000				8,244,400,000				9,718,900,000		8,244,400,000				366,300,000		2,533,300,000
Investment in affiliates																20,627,100,000	[4]	15,513,200,000	[4]
Long-term Investments		20,935,000,000				19,698,200,000				20,935,000,000		19,698,200,000				48,400,000		8,200,000
Deferred income taxes																72,100,000		419,800,000
Other long-term assets		1,442,100,000				854,900,000				1,442,100,000		854,900,000				468,000,000		47,300,000
Total assets		49,871,800,000				41,494,500,000				49,871,800,000		41,494,500,000		38,593,100,000		21,581,900,000		18,521,800,000
Current liabilities [Abstract]
Accrued expenses and other current liabilities		3,226,900,000				2,367,400,000				3,226,900,000		2,367,400,000				431,500,000		426,900,000
Total current liabilities		12,602,900,000				8,448,000,000				12,602,900,000		8,448,000,000				431,500,000		426,900,000
Long-term debt, less current portion		7,865,300,000				6,481,300,000				7,865,300,000		6,481,300,000				6,488,100,000		6,481,300,000
Employee benefit liabilities																542,600,000		1,147,400,000
Accrued Income Taxes																4,000,000		3,200,000
Other long-term liabilities		1,047,500,000				1,650,800,000				1,047,500,000		1,650,800,000				37,500,000		33,800,000
Total liabilities		35,793,600,000				31,065,300,000				35,793,600,000		31,065,300,000				7,503,700,000		8,092,600,000
Shareholders' equity [Abstract]
Common stock ($.01 par value; 2.6 billion shares authorized and 362.2 million shares issued and outstanding in 2013; 2.6 billion shares authorized and 327.6 million shares issued and outstanding in 2012) and additional paid-in capital		4,382,200,000				1,095,300,000				4,382,200,000		1,095,300,000				4,382,200,000		1,095,300,000
Retained earnings		10,555,400,000				10,343,900,000				10,555,400,000		10,343,900,000				10,555,400,000		10,343,900,000
Accumulated other comprehensive loss		(912,100,000)				(1,033,400,000)				(912,100,000)		(1,033,400,000)				(912,100,000)		(1,033,400,000)
Total Aetna shareholders' equity		14,025,500,000				10,405,800,000				14,025,500,000		10,405,800,000				14,025,500,000		10,405,800,000		10,120,200,000						4,382,200,000	1,095,300,000	962,800,000	14,025,500,000	10,405,800,000	10,120,200,000									10,555,400,000	10,343,900,000	10,346,600,000	(912,100,000)	(1,033,400,000)	(1,189,200,000)
Total equity		14,078,200,000				10,429,200,000				14,078,200,000		10,429,200,000				14,078,200,000		10,429,200,000		10,144,600,000		9,917,300,000														14,078,200,000	10,429,200,000	10,144,600,000	9,917,300,000
Non-controlling interests		52,700,000				23,400,000				52,700,000		23,400,000				52,700,000		23,400,000														52,700,000	23,400,000	24,400,000	26,500,000
Total liabilities and shareholders' equity		49,871,800,000				41,494,500,000				49,871,800,000		41,494,500,000				21,581,900,000		18,521,800,000
Goodwill and Other Acquired Intangible Assets																12,300,000,000		7,000,000,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period (in shares)	362.2				327.6					327.6													327.6	349.7	384.4
Balance at beginning of period	14,025,500,000				10,405,800,000					10,405,800,000						10,405,800,000		10,120,200,000		9,890,800,000						1,095,300,000	962,800,000	651,500,000	10,405,800,000	10,120,200,000	9,890,800,000									10,343,900,000	10,346,600,000	10,401,900,000	(1,033,400,000)	(1,189,200,000)	(1,162,600,000)
Comprehensive income:
Net income attributable to the parent		368,900,000	518,600,000	536,000,000	490,100,000	190,100,000	499,200,000	457,600,000	511,000,000	1,913,600,000		1,657,900,000		1,985,700,000		1,913,600,000		1,657,900,000		1,985,700,000									1,913,600,000	1,657,900,000	1,985,700,000									1,913,600,000	1,657,900,000	1,985,700,000
Other comprehensive income:
Other Comprehensive Income (Loss)										121,300,000		155,800,000		(26,600,000)		121,300,000		155,800,000		(26,600,000)									121,300,000	155,800,000	(26,600,000)					121,300,000	155,800,000	(26,600,000)					121,300,000	155,800,000	(26,600,000)	(23,100,000)	[1]	(900,000)	[1]	(16,900,000)	[1]	(23,100,000)	[1]	(900,000)	[1]	(16,900,000)	[1]	(498,400,000)	230,000,000	220,000,000	(498,400,000)	230,000,000	220,000,000	29,900,000	4,200,000	(6,400,000)	29,900,000	4,200,000	(6,400,000)	612,900,000	(77,500,000)	(223,300,000)	612,900,000	(77,500,000)	(223,300,000)
Total comprehensive income										2,034,900,000		1,813,700,000		1,959,100,000		2,034,900,000		1,813,700,000		1,959,100,000
Common shares issued for benefit plans, including tax benefits (in shares)																							5.4	10.2	10.4
Common shares issued for benefit plans, including tax benefits																231,200,000		132,800,000		311,700,000						231,200,000	132,800,000	311,700,000	231,200,000	132,800,000	311,700,000					231,200,000	132,800,000	311,700,000
Repurchases of common shares (in shares)										(23.0)		(32.3)		(45.1)									(23.0)	(32.3)	(45.1)
Repurchases of common shares										(1,407,700,000)		(1,417,500,000)		(1,813,000,000)		(1,407,700,000)		(1,417,500,000)		(1,813,000,000)						(200,000)	(300,000)	(400,000)	(1,407,700,000)	(1,417,500,000)	(1,813,000,000)					(1,407,700,000)	(1,417,500,000)	(1,813,000,000)		(1,407,500,000)	(1,417,200,000)	(1,812,600,000)
Dividends declared																(294,600,000)		(243,400,000)		(228,400,000)									(294,600,000)	(243,400,000)	(228,400,000)					(294,600,000)	(243,400,000)	(228,400,000)		(294,600,000)	(243,400,000)	(228,400,000)
Balance at end of period (in shares)		362.2				327.6				362.2		327.6											362.2	327.6	349.7
Balance at end of period		14,025,500,000				10,405,800,000				14,025,500,000		10,405,800,000				14,025,500,000		10,405,800,000		10,120,200,000						4,382,200,000	1,095,300,000	962,800,000	14,025,500,000	10,405,800,000	10,120,200,000									10,555,400,000	10,343,900,000	10,346,600,000	(912,100,000)	(1,033,400,000)	(1,189,200,000)
Cash flows from operating activities: [Abstract]
Net income attributable to the parent		368,900,000	518,600,000	536,000,000	490,100,000	190,100,000	499,200,000	457,600,000	511,000,000	1,913,600,000		1,657,900,000		1,985,700,000		1,913,600,000		1,657,900,000		1,985,700,000									1,913,600,000	1,657,900,000	1,985,700,000									1,913,600,000	1,657,900,000	1,985,700,000
Adjustments to reconcile net income to net cash used for operating activities:
Equity in earnings of affiliates										(43,600,000)		(46,900,000)		1,400,000		(2,220,400,000)	[3]	(1,990,100,000)	[3]	(2,248,900,000)	[3]
Stock-based compensation expense										127,100,000		122,200,000		141,400,000		127,100,000		122,200,000		141,400,000
Net realized capital (gains) losses										8,800,000		(108,700,000)		(167,900,000)		(2,800,000)		0		(400,000)
Net change in other assets and other liabilities										(28,900,000)		340,200,000		(21,500,000)		(65,500,000)		48,300,000		388,700,000
Net cash provided by operating activities										2,278,700,000		1,824,900,000		2,511,100,000		(248,000,000)		(76,800,000)		266,500,000
Net cash provided by (used for) operating activities [Abstract]
Proceeds from sales and maturities of investments										13,798,700,000		11,387,900,000		9,953,000,000		701,500,000		112,800,000		51,200,000
Cost of investments										(13,595,100,000)		(11,272,400,000)		(9,905,500,000)		(532,000,000)		(249,500,000)		0
Dividends received from affiliates, net																2,625,000,000		2,062,500,000		1,768,700,000
Cash used for acquisitions, net of cash acquired										(1,646,800,000)		(8,600,000)		(1,555,700,000)		(3,014,300,000)	[5]		[5]	(716,100,000)	[5]
Net cash provided by (used for) investing activities										(1,919,800,000)		(231,300,000)		(1,880,200,000)		(219,800,000)		1,925,800,000		1,103,800,000
Cash flows from financing activities: [Abstract]
Net repayment of long-term debt										0		(277,200,000)		(900,000,000)		0		(277,200,000)		(900,000,000)
Issuance of long-term debt										0		2,664,800,000		480,100,000		0		2,664,800,000		480,100,000
Net issuance (repayment) of short-term debt										0		(425,900,000)		425,900,000		0		(425,900,000)		425,900,000
Common shares issued under benefit plans, net										11,800,000		(44,500,000)		125,500,000		11,800,000		(44,500,000)		125,500,000
Stock-based compensation tax benefits										83,400,000		50,300,000		38,500,000		83,400,000		50,300,000		38,500,000
Common shares repurchased										(1,407,700,000)		(1,417,500,000)		(1,813,000,000)		(1,407,700,000)		(1,417,500,000)		(1,813,000,000)
Collateral held on interest rate swaps										39,900,000		9,200,000		(2,000,000)		39,900,000		9,200,000		(2,000,000)
Dividends paid to shareholders										(278,700,000)		(239,100,000)		(167,200,000)		(278,700,000)		(239,100,000)		(167,200,000)
Net cash used for financing activities										(1,525,800,000)		305,900,000		(1,818,800,000)		(1,551,300,000)		320,100,000		(1,812,200,000)
Net (decrease) increase in cash and cash equivalents										(1,166,900,000)		1,899,500,000		(1,187,900,000)		(2,019,100,000)		2,169,100,000		(441,900,000)
Cash and cash equivalents, beginning of period	1,412,300,000				2,579,200,000				679,700,000	2,579,200,000		679,700,000		1,867,600,000		2,206,700,000		37,600,000		479,500,000
Cash and cash equivalents, end of period		1,412,300,000				2,579,200,000				1,412,300,000		2,579,200,000		679,700,000		187,600,000		2,206,700,000		37,600,000
Supplemental Cash Flow Information [Abstract]
Interest paid										364,000,000		242,000,000		254,000,000		301,400,000		241,900,000		254,000,000
Income taxes refunded																294,000,000		282,300,000		247,600,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares										52.2													52.2
Stock Issued During Period, Value, Acquisitions																3,064,600,000										3,064,600,000			3,064,600,000							3,064,600,000
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax																																														(47,200,000)	[1]	2,400,000	[1]	2,400,000	[1]	(47,200,000)	[1]	2,400,000	[1]	2,400,000	[1]	(522,100,000)	304,400,000	337,200,000	(522,100,000)	304,400,000	337,200,000
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax																																														(24,100,000)	[1]	3,300,000	[1]	19,300,000	[1]	(24,100,000)	[1]	3,300,000	[1]	19,300,000	[1]	(23,700,000)	74,400,000	117,200,000	(23,700,000)	74,400,000	117,200,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax																																																																26,400,000	900,000	(9,200,000)	26,400,000	900,000	(9,200,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax																																																																(3,500,000)	(3,300,000)	(2,800,000)	(3,500,000)	(3,300,000)	(2,800,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax																																																																						565,100,000	(123,400,000)	(261,700,000)	565,100,000	(123,400,000)	(261,700,000)
Recognized net actuarial losses																																																																						50,500,000	48,600,000	41,100,000	50,500,000	48,600,000	41,100,000
Other Comprehensive Income (Loss), Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service (Cost) Credit, Net of Tax																																																																						(2,700,000)	(2,700,000)	(2,700,000)	(2,700,000)	(2,700,000)	(2,700,000)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax																																														(37,100,000)	[1]	5,100,000	[1]	29,700,000	[1]							(36,500,000)	113,800,000	180,300,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss), before Reclassification and Tax																																																																40,600,000	1,400,000	(14,200,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, before Tax																																																																(5,400,000)	(5,000,000)	(4,300,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax																																																																						869,300,000	(189,800,000)	(402,600,000)
Amortization of net actuarial loss, before tax																																																																						(77,700,000)	(74,700,000)	(63,200,000)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax																																																																						$ 4,100,000	$ 4,100,000	$ 4,100,000

[1]	Represents unrealized (losses) gains on the non-credit related component of impaired debt securities that we do not intend to sell and subsequent changes in the fair value of any previously impaired debt security.
[2]	Fees and other revenue include administrative services contract member co-payments and plan sponsor reimbursements related to our mail order and specialty pharmacy operations of $86 million, $79 million and $63 million (net of pharmaceutical and processing costs of $1.1 billion, $1.2 billion and $1.3 billion) for 2013, 2012 and 2011 respectively.
[3]	Includes after-tax amortization of other acquired intangible assets of $139.5 million, $92.3 million and $78.5 million for the years ended December 31, 2013, 2012 and 2011, respectively.
[4]	Includes goodwill and other acquired intangible assets of $12.3 billion and $7.0 billion at December 31, 2013 and 2012, respectively.
[5]	Represents parent company cash used primarily for the Coventry acquisition.